Segmented information	12 Months Ended
Mar. 26, 2016
Segment Reporting [Abstract]
Segmented information
15.	Segmented information:

The Company has two reportable segments Retail and Other. As of March 26, 2016, Retail operated 27 stores across Canada under the Birks brand, and 17 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our e-commerce business, gold exchange business, which purchases gold and other precious metals from clients and refines the metals purchased, wholesale business and until August 2015 the corporate sales division which was sold.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 26, 2016, March 28, 2015, and March 29, 2014, respectively, is set forth below:

	Retail			Other			Total
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In thousands)
Sales to external customers	$281,940	$293,146	$270,630	$3,886	$8,491	$10,535	$285,826	$301,637	$281,165
Inter-segment sales	—	—	—	14,002	15,891	18,320	14,002	15,891	18,320
Unadjusted Gross profit	110,023	118,128	114,210	2,691	5,390	5,663	112,714	123,518	119,873

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 26, 2016, March 28, 2015 and March 29, 2014:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)

Unadjusted gross profit	$112,714	$123,518	$119,873
Inventory provisions	(2,084)	(3,151)	(3,010)
Other unallocated costs	(1,630)	(2,551)	(2,801)
Adjustment of intercompany profit	387	(11)	605

Gross profit	$109,387	$117,805	$114,667

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)

Geographic Areas
Net sales:
Canada	$128,651	$143,384	$146,277
United States	157,175	158,253	134,888

	$285,826	$301,637	$281,165

Long-lived assets:
Canada	$19,464	$17,898	$19,484
United States	12,115	13,366	13,281

	$31,579	$31,264	$32,765

Classes of Similar Products
Net sales:
Jewelry and other	$127,220	$141,781	$148,511
Timepieces	158,606	159,856	132,654

	$285,826	$301,637	$281,165